IDS Life
Variable
Annuity
Fund A

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

2000 SEMIANNUAL REPORT



                                          Managed by IDS Life Insurance Company

(picture of) Pamela J. Moret
Pamela J. Moret
Executive Vice President

Message from the Executive Vice President
If you're an experienced investor, you know that the past six months was a volatile period for the stock market. But history tells us that substantial market moves -- either up or down -- are nothing new and are often unpredictable.

The potential for such volatility reinforces the need for investors to periodically review their long-term financial goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

Pamela J. Moret
Executive Vice President, Variable Assets
IDS Life Insurance Company

(picture of) Anne Obermeyer
Anne Obermeyer
Portfolio Manager

From Your Portfolio Manager: A Perspective
The stock market experienced considerable volatility during the past six months, but in the end it finished about where it began the year. By contrast, the Fund enjoyed a productive period, as it generated a double-digit gain for the first half of the fiscal year -- January through June 2000.

On June 30, 2000, the accumulation unit value of IDS Life Variable Fund A was $36.90, compared with $32.26 at the beginning of the year. The increase represented a gain of 14.38% for the six months. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

After slumping early in the period, the stock market staged a strong rally that took it to an all-time high in mid-March. But with concerns about higher interest rates and a potential run-up in inflation weighing on investors' minds, stocks, particularly technology-related issues, quickly went into retreat until mid-April. From that point, the market bobbed up and down, but eventually made its way back to just below its level at the start of the year.

The Fund was not unaffected by the volatility, but good stock selection ultimately allowed it to outperform the market as a whole. The technology sector comprised the largest area of investment and provided some big winners, including Intel, Corning, Sanmina, Maxim and Texas Instruments. The next-biggest area of investment for the Fund was health care, with stocks such as Pfizer, Pharmacia and Medtronic among the best performers.

On a related point, I made some notable changes to the portfolio during the six months. I substantially reduced the investment in technology-related stocks and beefed up holdings among healthcare issues. That proved to be a beneficial shift, as healthcare was a strong-performing sector in the period and the Fund's stocks were among the top gainers.

As the second half of the fiscal year begins, I think the investment environment will enjoy some gradual improvement. Currently, the biggest hurdles for the market are uncertainties regarding inflation, the presidential election and government anti-trust efforts. But as the year progresses, and assuming corporate profits remain reasonably good, I think those factors will lose prominence. If so, I think the positive longer-term fundamentals for companies with strong growth, especially in the technology and healthcare areas, will win out in investors' minds and ultimately result in higher stock prices.

Anne Obermeyer

The 10 Largest Holdings

                                      Percent                      Value
                                  (of net assets)          (as of June 30, 2000)

 Pfizer                                 4.67%                 $25,199,999
 Microsoft                              4.15                   22,400,000
 Cisco Systems                          4.01                   21,611,249
 Tyco Intl                              3.86                   20,845,000
 Intel                                  3.59                   19,384,688
 Citigroup                              3.21                   17,321,874
 Nokia ADR Cl A                         2.85                   15,380,749
 Texas Instruments                      2.80                   15,111,250
 General Electric                       2.80                   15,105,000
 Guidant                                2.75                   14,850,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here  make up 34.69% of net assets

(icon of) pie chart

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IDS Life Variable Annuity Fund A
Statement of assets, liabilities and contract owners' equity

June 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost, $294,348,440)                                                                               $539,378,768
Cash in bank on demand deposit                                                                                         93,280
Dividends and interest receivable                                                                                      61,855
Receivable for investment securities sold                                                                              49,590
                                                                                                                       ------
Total assets                                                                                                     $539,583,493
                                                                                                                 ------------

Liabilities
Payable for contract terminations                                                                                $    214,925
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee                                                                                    14,479
Investment management fee                                                                                               5,794
                                                                                                                        -----
Total liabilities                                                                                                $    235,198
                                                                                                                 ------------

Contract owners' equity
Contracts in accumulation period-- 14,344,025 units at $36.90 per unit (Note 5)                                  $529,298,624
Contracts in payment period                                                                                        10,049,671
                                                                                                                   ----------
Total contract owners' equity                                                                                     539,348,295
                                                                                                                  -----------
Total liabilities and contract owners' equity                                                                    $539,583,493
                                                                                                                 ------------

See accompanying notes to financial statements.

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

IDS Life Variable Annuity Fund A
Statement of operations

Six months ended June 30, 2000 (Unaudited)

Investment income (loss) -- net Income:
Dividends                                                                                                      $      931,631
Interest                                                                                                            1,102,406
      Less foreign taxes withheld                                                                                        (421)
                                                                                                                         ----
Total income                                                                                                        2,033,616
                                                                                                                    ---------
Expenses:
Mortality and expense assurance fee (Note 2)                                                                        2,583,866
Investment management fee (Note 3)                                                                                  1,033,545
                                                                                                                    ---------
Total expenses                                                                                                      3,617,411
                                                                                                                    ---------
Investment income (loss) -- net                                                                                    (1,583,795)
                                                                                                                   ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                                                                           134,675,182
Net change in unrealized appreciation (depreciation) on investments                                               (63,505,371)
                                                                                                                  -----------
Net gain (loss) on investments                                                                                     71,169,811
                                                                                                                   ----------
Net increase (decrease) in contract owners' equity from operations                                               $ 69,586,016
                                                                                                                 ------------

See accompanying notes to financial statements.

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

IDS Life Variable Annuity Fund A
Statements of changes in contract owners' equity

                                                                                   Six months ended               Year ended
June 30, 2000                                                                       Dec. 31, 1999                 (Unaudited)

Operations
Investment income (loss)-- net                                                       $ (1,583,795)               $ (3,175,854)
Net realized gain (loss) on investments                                               134,675,182                  22,913,270
Net change in unrealized appreciation (depreciation) on investments                   (63,505,371)                103,607,534
                                                                                      -----------                 -----------
Net increase (decrease) in contract owners' equity from operations                     69,586,016                 123,344,950
                                                                                       ----------                 -----------

Contract transactions
Net contract purchase payments (Note 2)                                                   762,476                   1,522,089
Repayment of temporary withdrawals                                                          3,320                      10,586
Net transfers from (to) fixed annuities                                                  (361,357)                 (1,386,918)
Contract termination payments and temporary withdrawals                               (23,953,909)                (35,426,811)
Annuity payments                                                                         (654,477)                 (1,084,383)
                                                                                         --------                  ----------
Net increase (decrease) from contract transactions                                    (24,203,947)                (36,365,437)
                                                                                      -----------                 -----------
Net increase (decrease) in contract owners' equity                                     45,382,069                  86,979,513
                                                                                       ----------                  ----------
Contract owners' equity at beginning of period                                        493,966,226                 406,986,713
                                                                                      -----------                 -----------
Contract owners' equity at end of period                                             $539,348,295                $493,966,226
                                                                                     ------------                ------------

See accompanying notes to financial statements.

Notes to Financial Statements

IDS Life Variable Annuity Fund A
 (Unaudited as to June 30, 2000)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
IDS Life Variable Annuity Fund A (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Investments in securities
Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

Option contracts
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 2000, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of June 30, 2000.

Futures contracts
In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended June 30, 2000, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of June 30, 2000.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

There were no forward foreign currency exchange contracts outstanding as of June 30, 2000.

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities SFAS 133 establishes accounting and reporting standards for derivative instruments. It requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure them at fair value. SFAS 133 is effective for the Fund Jan. 1, 2000. The adoption of this statement is not expected to have a material effect on the Fund's financial condition or results of operations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of June 30, 2000, the Fund has entered into outstanding when-issued or forward-commitments of $51,296.

Federal income taxes
IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

2. MORTALITY AND EXPENSE ASSURANCE FEE AND SALES CHARGES
IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $32,283 for the six months ended June 30, 2000 and $64,515 for the year ended Dec. 31, 1999. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT AGREEMENT
The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS AND BASIS FOR DETERMINING REALIZED  GAIN AND LOSS
Cost of purchases and proceeds from sales of securities, (other than short-term obligations) aggregated $238,206,948 and $261,547,652 for the six months ended June 30, 2000. Net realized gain on investments has been determined on the basis of identified costs.

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5. ACCUMULATION UNITS
The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                                                   Six months ended        Year ended
                                                                                    June 30, 2000        Dec. 31, 1999

Units outstanding at beginning of period                                              15,045,073           16,299,010
Additions for contract purchase payments and repayments                                   22,136               54,334
Net transfers from (to) fixed annuities                                                   (8,867)             (48,888)
Deductions for contract terminations and withdrawals                                    (714,317)          (1,259,383)
                                                                                        --------           ----------
Units outstanding at end of period                                                    14,344,025           15,045,073
                                                                                      ----------           ----------

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

6. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.


Fiscal period ended Dec. 31,

                                                   2000a           1999             1998              1997             1996

Accumulation unit value at beginning of period    $32.26          $24.53           $20.91            $17.04           $13.93

Income from investment operations:

Net investment income (loss)                        (.09)           (.20)            (.14)             (.12)            (.07)

Net gains (losses) (both realized and unrealized)   4.73            7.93             3.76              3.99             3.18

Total from investment operations                    4.64            7.73             3.62              3.87             3.11

Accumulation unit value at end of period          $36.90          $32.26           $24.53            $20.91           $17.04

Total returnb                                     14.38%          31.51%           17.31%            22.71%           22.33%

Ratios/supplemental data

Total contract owners' equity at end of period
(000 omitted)                                   $539,348        $493,966         $406,987         $379,553         $327,778

Ratio of operating expenses to average
daily net assets                                   1.40%c          1.40%            1.40%            1.40%            1.40%

Ratio of net investment income (loss)
to average daily net assets                       (.61%)c          (.71%)           (.63%)           (.62%)           (.43%)

Portfolio turnover rate                             49%               5%              19%              33%              13%


a Six months  ended June 30, 2000  (Unaudited).
b Total return does not reflect payment of a sales charge.
c Adjusted to an annual basis.

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract holders are paying into the Fund they are called
"accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $12.23 as of June 30, 2000, $10.88 as of Dec. 31, 1999, $8.56 as of Dec. 31, 1998,
$7.55 as of Dec. 31, 1997 and $6.37 as of Dec. 31, 1996. The value of an annuity unit (assuming a 5% investment rate) was $7.68 as of June 30, 2000, $6.88 as of Dec. 31, 1999, $5.49 as of Dec. 31, 1998, $4.92 as of Dec. 31, 1997 and $4.21 as
of Dec. 31, 1996.

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

Investments  in Securities

IDS Life Variable
Annuity Fund A June 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.0%)
Issuer                                                                             Shares                          Value(a)

Banks and savings & loans (1.6%)
Wells Fargo                                                                        225,000                         $8,718,750

Communications equipment & services (12.1%)
Corning                                                                             45,000                         12,144,375
JDS Uniphase                                                                        40,000(b)                       4,795,000
Lucent Technologies                                                                140,000                          8,295,000
Nokia ADR Cl A                                                                     308,000(c)                      15,380,749
Nortel Networks                                                                    150,000(c)                      10,237,500
Tellabs                                                                            210,000(b)                      14,371,875
Total                                                                                                              65,224,499

Computer software & services (4.4%)
Microsoft                                                                          280,000(b)                      22,400,000
RealNetworks                                                                        23,000(b)                       1,162,938
Total                                                                                                              23,562,938

Computers & office equipment (17.4%)
3Com                                                                                45,000(b)                       2,593,125
America Online                                                                     105,000(b)                       5,538,750
Cisco Systems                                                                      340,000(b)                      21,611,249
Dell Computer                                                                      150,000(b)                       7,396,875
EMC                                                                                180,000(b)                      13,848,750
First Data                                                                         150,000                          7,443,750
Hewlett-Packard                                                                     50,000                          6,243,750
Inktomi                                                                             10,000(b)                       1,182,500
Intl Business Machines                                                              45,000                          4,930,313
Mercury Interactive                                                                 24,000(b)                       2,322,000
Portal Software                                                                     35,000(b)                       2,235,625
Sanmina                                                                             65,000(b)                       5,557,500
Solectron                                                                          220,000(b)                       9,212,500
Veritas Software                                                                    17,500(b)                       1,977,773
Yahoo!                                                                              20,000(b)                       2,477,500
Total                                                                                                              94,571,960

Electronics (10.5%)
Applied Materials                                                                  116,200(b)                      10,530,625
Intel                                                                              145,000                         19,384,688
Maxim Integrated Products                                                          170,000(b)                      11,549,375
Texas Instruments                                                                  220,000                         15,111,250
Total                                                                                                              56,575,938

Energy (0.9%)
Anadarko Petroleum                                                                 100,000                          4,931,250

Energy equipment & services (1.4%)
Halliburton                                                                        160,000                          7,550,000

Financial services (6.3%)
Citigroup                                                                          287,500                         17,321,874
Kansas City Southern Inds                                                           27,400(b,e)                       152,413
Merrill Lynch                                                                       95,000                         10,925,000
Schwab (Charles)                                                                   167,500                          5,632,188
Total                                                                                                              34,031,475

Health care (17.2%)
Amgen                                                                              140,000(b)                       9,835,000
Boston Scientific                                                                  200,000(b)                       4,387,500
Genentech                                                                           30,000(b)                       5,160,000
Guidant                                                                            300,000(b)                      14,850,000
Medtronic                                                                          240,000                         11,955,000
Pfizer                                                                             525,000                         25,199,999
Pharmacia                                                                          243,950                         12,609,166
Schering-Plough                                                                    170,000                          8,585,000
Total                                                                                                              92,581,665

Industrial equipment & services (0.8%)
Illinois Tool Works                                                                 75,000                          4,275,000

Insurance (2.4%)
American Intl Group                                                                112,500                         13,218,750

Leisure time & entertainment (1.0%)
Viacom Cl B                                                                         75,950(b)                       5,178,841

Miscellaneous (1.7%)
Akamai Technologies                                                                 25,500(b)                       3,027,727
InterTrust Technologies                                                             15,000(b)                         308,438
Stilwell Financial                                                                 140,000(b)                       6,028,749
Total                                                                                                               9,364,914

Multi-industry conglomerates (7.8%)
Danaher                                                                            125,000                          6,179,688
General Electric                                                                   285,000                         15,105,000
Tyco Intl                                                                          440,000(c)                      20,845,000
Total                                                                                                              42,129,688

Retail (4.0%)
CVS                                                                                225,000                          9,000,000
Gap                                                                                180,000                          5,625,000
Safeway                                                                            150,000(b)                       6,768,750
Total                                                                                                              21,393,750

Utilities -- gas (0.5%)
Enron                                                                               40,000                          2,580,000

Utilities -- telephone (4.0%)
AT&T Wireless Group                                                                150,000(b)                       4,181,250
Sprint PCS                                                                          60,000(b)                       3,570,000
WorldCom                                                                           300,000(b)                      13,762,500
Total                                                                                                              21,513,750

Total common stocks
(Cost: $262,401,330)                                                                                             $507,403,168

Bond (0.1%)
Issuer                                                                   Coupon                Principal            Value(a)
                                                                          rate                   amount

U.S. government obligation
U.S. Treasury
   05-15-16                                                               7.25%                 $250,000            $275,548

Total bond
(Cost: $240,313)                                                                                                    $275,548

Short-term securities (5.9%)
Issuer                                                                Annualized               Amount                Value(a)
                                                                    yield on date            payable at
                                                                     of purchase              maturity

U.S. government agencies (5.2%)
Federal Home Loan Bank Disc Nts
   07-21-00                                                                  6.41%         $1,400,000              $1,394,618
   08-02-00                                                                  6.51             600,000                 596,337
   08-18-00                                                                  6.47           5,300,000               5,253,723
Federal Home Loan Mtge Corp Disc Nts
   07-11-00                                                                  6.45           2,400,000               2,395,395
   08-01-00                                                                  6.47           8,700,000               8,650,235
Federal Natl Mtge Assn Disc Nts
   07-27-00                                                                  6.46           3,000,000               2,985,126
   08-01-00                                                                  6.53           6,600,000               6,561,925
Total                                                                                                              27,837,359

Commercial paper (0.7%)
BBV Finance (Delaware)
   08-21-00                                                                  6.59           1,000,000                 990,568
SBC Communications
   08-07-00                                                                  6.57           1,200,000(d)            1,191,741
USAA Capital
   08-31-00                                                                  6.62           1,700,000               1,680,384
Total                                                                                                               3,862,693

Total short-term securities
(Cost: $31,706,797)                                                                                               $31,700,052

Total investments in securities
(Cost: $294,348,440)(f)                                                                                          $539,378,768

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of June 30, 2000, the value of foreign securities represented 8.61% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At June 30, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $51,296.

(f) At June 30, 2000, the cost of securities for federal income tax purposes was approximately $294,348,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $252,316,000
Unrealized depreciation                                     (7,285,000)
                                                            ----------
Net unrealized appreciation                               $245,031,000

MANAGERS AND OFFICERS

Board of Managers
Gumer C. Alvero
vice president, American Express Financial Corporation

Rodney P. Burwell
chairman, Xerxes Corporation (fiberglass storage tanks)

Jean B. Keffeler
independent management consultant

Richard W. Kling
chairman of the board and president

Thomas R. McBurney
president, McBurney Management Advisors

Principal Officers
Besides Mr. Kling, who is president, the Fund's other officers are:

Lorraine R. Hart
vice president, investments

Jeffrey S. Horton
vice president and treasurer

Timothy S. Meehan
secretary

Philip C. Wentzel
controller

ADDITIONAL INFORMATION
The investment objective of IDSLife Variable Annuity Fund A is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDSLife.

There is a sales and administrative charge to the contract owner included in the purchase payment.

This report is for the information of contract owners of IDSLife Variable Annuity Fund A, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

Issuer and Investment Manager:
IDS Life Insurance Company, Minneapolis, Minn.

Custodian:
American Express Trust Company
Minneapolis, Minn.

Sub-Custodian:
Bank of New York
New York, New York.

IDS Life
Variable
Annuity
Fund A

2000 SEMIANNUAL REPORT

American
  Express(R)
 Funds



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                                                                    EXPRESS

IDS Life Insurance Company
200 AXPFinancial Center
Minneapolis, MN 55474

                                                                 S-6445 P(8/00)